Goodwill and Intangible Assets - Summary of Estimated Remaining Amortization Period for Intangible Assets Acquired on Acquisition (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2022 INR (₨) Client
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 43,555
Vara Infotech Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	1,596
Rational Interaction, Inc. [member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	1,483
Eximius Design, LLC [member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	1,313
4C NV [member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 471
IVIA Serviços de Informática Ltda [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	3.37
Net carrying value | ₨	₨ 332
International TechneGroup Incorporated [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	2.5
Net carrying value | ₨	₨ 212
Encore Theme Technologies Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	117
Other [member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 3,376
Capco - customer-related intangible [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	8.08
Net carrying value | ₨	₨ 22,197
Capco - marketing-related intangible [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	9.08
Net carrying value | ₨	₨ 7,477
Edgile, LLC [Member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	5.75
Net carrying value | ₨	₨ 2,847
Ampion Holdings Pty Ltd [Member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	1,986
LeanSwift Solutions Inc. and Subsidiaries [Member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 148
Bottom of range [member] | Vara Infotech Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	4.5
Bottom of range [member] | Rational Interaction, Inc. [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	0.89
Bottom of range [member] | Eximius Design, LLC [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	1.9
Bottom of range [member] | 4C NV [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	1.36
Bottom of range [member] | Encore Theme Technologies Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	1.7
Bottom of range [member] | Other [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	0.25
Bottom of range [member] | Ampion Holdings Pty Ltd [Member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	2.35
Bottom of range [member] | LeanSwift Solutions Inc. and Subsidiaries [Member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	0.75
Top of range [member] | Vara Infotech Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	7.5
Top of range [member] | Rational Interaction, Inc. [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	4.89
Top of range [member] | Eximius Design, LLC [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	5.4
Top of range [member] | 4C NV [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	3.36
Top of range [member] | Encore Theme Technologies Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	3.71
Top of range [member] | Other [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	10.25
Top of range [member] | Ampion Holdings Pty Ltd [Member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	5.35
Top of range [member] | LeanSwift Solutions Inc. and Subsidiaries [Member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	2.25